UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: June 30, 2010
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Caymus Capital Partners, L.P.
Address:  10001 Woodloch Forest Drive, Suite 225
          The Woodlands, Texas 77380

13F File Number:  028-11693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Caymus Capital Partners, L.P.
Title:  Managing Partner
Phone:  281-744-2054
Signature, Place and Date of Signing:

      Gregg Jacobson, The Woodlands, TX    August 2, 2010


Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       19

Form 13F Information Table Value Total:   115930


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A


                                                    FORM 13F INFORMATION TABLE
                                                          VALUE         SHARES/ SH/   PUT/   INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS       CUSIP       (x$1000)     PRN AMT/   PRN   CALL   DSCRETN    MANAGERS SOLE  SHARED  NONE
----------------   --------------------    --------      ---------  --------- ------ -----   --------   ----------------------------
Apache Corp.                    Common Stock    037411105    10,869    129,100                Sole        None    Sole
Brigham Exploration Company     Common Stock    109178103       964     62,700                Sole        None    Sole
Cabot Oil & Gas, Corp.          Common Stock    127097103     8,709    278,067                Sole        None    Sole
Comstock Resouces, Inc.         Common Stock    205768203    17,932    646,902                Sole        None    Sole
Concho Resouces, Inc.           Common Stock    20605P101     2,179     39,382                Sole        None    Sole
Devon Energy Corp.              Common Stock    25179M103     9,211    151,200                Sole        None    Sole
Gastar Exploration, Ltd         Common Stock    367299203       386    106,940                Sole        None    Sole
Hess Corp.                      Common Stock    42809H107     3,187     63,300                Sole        None    Sole
Murphy Oil, Corp.               Common Stock    626717102     9,448    190,685                Sole        None    Sole
Newfield Exploration, Co.       Common Stock    651290108     5,657    115,781                Sole        None    Sole
Nexen Energy, Inc.              Common Stock    65334H102       725     36,836                Sole        None    Sole
Noble Energy, Inc.              Common Stock    655044105     5,267     87,300                Sole        None    Sole
Occidental Petroleum, Corp.     Common Stock    674599105     4,080     52,887                Sole        None    Sole
Petrobank Energy & Resources    Common Stock    71645P106    12,565    355,039                Sole        None    Sole
Plains Exploration & Production Common Stock    726505100     3,526    171,100                Sole        None    Sole
Rosetta Resources Inc.          Common Stock    777779307     1,517     76,570                Sole        None    Sole
Suncor Energy Inc.              Common Stock    867224107     5,361    182,100                Sole        None    Sole
Ultra Petroleum, Corp.          Common Stock    903914109     4,664    105,395                Sole        None    Sole
Whiting Petroleum, Corp.        Common Stock    966387102     9,683    123,478                Sole        None    Sole
